Fair Value Measurements (Narrative) (Details) (USD $)							12 Months Ended
	Dec. 31, 2012 Impaired_Loans	Dec. 31, 2011 Impaired_Loans	Dec. 31, 2012 Fair value measurements, nonrecurring [Member]	Dec. 31, 2011 Fair value measurements, nonrecurring [Member]	Dec. 31, 2012 Fair value measurements, nonrecurring [Member] Fair value inputs, Level 3 [Member]	Dec. 31, 2011 Fair value measurements, nonrecurring [Member] Fair value inputs, Level 3 [Member]	Dec. 31, 2012 Real Estate [Member] Minimum [Member]	Dec. 31, 2012 Real Estate [Member] Maximum [Member]	Dec. 31, 2012 Inventory and Equipment [Member]	Dec. 31, 2012 Accounts Receivable [Member]	Dec. 31, 2012 Foreclosed [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans, collateral, discount rate							15.00%	35.00%	50.00%	20.00%	15.00%
Number of impaired loans	7	4
Impaired loans with specific allocation			$ 11,991,000	$ 9,875,000	$ 11,991,000	$ 9,875,000
Allowance related to impaired loans	7,120,000	3,630,000	7,100,000	3,600,000
Impaired loans net of partial charge-offs			4,227,000	1,151,000	4,227,000	1,151,000
Impaired loans, charge-offs		10,100,000	2,600,000
Foreclosed assets, carrying value			0	3,041,000	0	3,041,000
Valuation allowances						$ 1,800,000